Employee Benefits - Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities (Detail) $ in Millions	Jan. 31, 2022 CAD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	$ (34.1)
Increase (Decrease) of liabilities due to decrease in actuarial assumption	38.1
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	7.8
Increase (Decrease) of liabilities due to decrease in actuarial assumption	(7.3)
Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	10.5
Increase (Decrease) of liabilities due to decrease in actuarial assumption	$ (10.7)